Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
2013	¥ 8,112
2014	6,108
2015	4,844
2016	3,434
2017	¥ 2,618